NOTES PAYABLE (Details Narrative) - USD ($)				1 Months Ended	12 Months Ended
	Oct. 04, 2023	May 27, 2022	Jan. 28, 2022	Sep. 30, 2022	Oct. 31, 2023	Oct. 31, 2022	Oct. 16, 2023	Apr. 30, 2023	Oct. 17, 2022	Sep. 14, 2021
Short-Term Debt [Line Items]
Interest expense					$ 791,811	$ 1,661,981
Notes payable					1,217,597	5,428,936
Gross proceeds						4,820,000
Debt issuance costs					350,320	575,438
Share price							$ 0.27
Proceeds from convertible debt					$ 2,000,000
Expected term					5 years
Expected volatility rate					137.10%
Expected dividend rate					0.00%
Number of shares required to reserve and register	13,161,976
Percentage of common shares required to reserve	200.00%
Percentage of shares required to reserve upon conversion of note	200.00%
Bridge Loan [Member]
Short-Term Debt [Line Items]
Interest expense					$ 174,281	51,040
Interest percentage				100.00%
Notes payable						265,719
Gross proceeds				$ 444,000
Original issue discount, rate				10.00%
Original issue discount				$ 44,000
Debt issuance costs				70,438
Net proceeds				$ 329,562
Share price				$ 0.01
Warrants to purchase				400,000
Warrants to exercise price				$ 0.01
Debt amount, repaid				$ 440,000
Investors [Member]
Short-Term Debt [Line Items]
Notes payable consideration			$ 4,500,000
Issued warrants to purchase, rate			50.00%
Debt instrument, collateral			4,500,000
Shares issued price per share			$ 0.29						$ 0.29
Debt instrument, aggregate value			$ 1,322,933
Interest percentage			8.00%
Debt converted, value			$ 9,000,000
Notes payable						4,137,720
Investors [Member] | Bridge Loan [Member]
Short-Term Debt [Line Items]
Notes payable					0	265,719
Investors [Member] | January Two Thousand And Twenty Two Notes [Member]
Short-Term Debt [Line Items]
Aggregate principal amount			4,500,000
IPO [Member]
Short-Term Debt [Line Items]
Aggregate principal amount								$ 4,500,000
Shares issued price per share								$ 3.00
IPO [Member] | Bridge Loan [Member]
Short-Term Debt [Line Items]
Interest percentage				8.00%
IPO [Member] | Investors [Member]
Short-Term Debt [Line Items]
Interest expense					674,405	1,136,811
Aggregate principal amount			$ 4,500,000
Shares issued price per share			$ 3.00
Conversion price, description			i) the IPO price multiplied by the discount of 50% or ii) the opening price of the shares of Common Stock on the trading day following the date of the consummation of the IPO multiplied by the discount of 50%.
Debt instrument, periodic payment principal			$ 4,500,000
Debt instrument, payment interest			$ 664,875
Issuance of conversion, shares			5,038,902
Issuance of conversion, value			$ 5,164,875
Conversion price			$ 2.05
Issuance of commitment shares			375,000
Notes payable					0	4,137,720
Maximum [Member] | Bridge Loan [Member]
Short-Term Debt [Line Items]
Interest percentage				15.00%
Maximum [Member] | Investors [Member]
Short-Term Debt [Line Items]
Interest percentage			15.00%
Related Party [Member]
Short-Term Debt [Line Items]
Notes payable current						1,025,497
Interest expense					7,015	120,337
Notes payable current					1,032,512	2,920,000
Notes payable						$ 1,025,497
Trio LLC [Member] | South Salinas Project [Member]
Short-Term Debt [Line Items]
Business acquisition percentage					85.75%			85.75%		82.75%
Trio LLC [Member] | Related Party [Member] | IPO [Member]
Short-Term Debt [Line Items]
Related Party Transaction, Amounts of Transaction		$ 1,032,512
Trio LLC [Member] | Related Party [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Related Party Transaction, Amounts of Transaction		780,000
Trio LLC [Member] | Related Party [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Related Party Transaction, Amounts of Transaction		$ 1,032,512
Purchase and Sale Agreement [Member] | Trio LLC [Member] | South Salinas Project [Member]
Short-Term Debt [Line Items]
Business acquisition percentage										82.75%
Purchase and Sale Agreement [Member] | Trio LLC [Member] | Related Party [Member] | South Salinas Project [Member]
Short-Term Debt [Line Items]
Business acquisition percentage										82.75%
October 2023 SPA [Member]
Short-Term Debt [Line Items]
Interest percentage	7.00%
October 2023 SPA [Member] | Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Aggregate principal amount	$ 3,500,000
Original issue discount, rate	7.00%
Original issue discount	$ 140,000
Debt issuance costs	350,320
Net proceeds	1,500,000
Proceeds from convertible debt	$ 2,000,000.0
Percentage of total principal amount	103.00%
October 2023 SPA [Member] | Convertible Notes Payable [Member] | Measurement Input, Share Price [Member]
Short-Term Debt [Line Items]
Share price	$ 0.55
October 2023 SPA [Member] | Convertible Notes Payable [Member] | Measurement Input, Exercise Price [Member]
Short-Term Debt [Line Items]
Exercise price	$ 1.20
October 2023 SPA [Member] | Convertible Notes Payable [Member] | Measurement Input, Expected Term [Member]
Short-Term Debt [Line Items]
Expected term	5 years
October 2023 SPA [Member] | Convertible Notes Payable [Member] | Measurement Input, Option Volatility [Member]
Short-Term Debt [Line Items]
Expected volatility rate	137.10%
October 2023 SPA [Member] | Convertible Notes Payable [Member] | Measurement Input, Expected Dividend Rate [Member]
Short-Term Debt [Line Items]
Expected dividend rate	0.00%
October 2023 SPA [Member] | Convertible Notes Payable [Member] | Measurement Input, Discount Rate [Member]
Short-Term Debt [Line Items]
Discount rate	0.0472
October 2023 SPA [Member] | Senior Secured Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Aggregate principal amount	$ 2,000,000
Conversion price	$ 1.20
Warrants to purchase	866,702
Warrants to exercise price	$ 1.20
Floor price	$ 0.35
Aggregate relative fair value	$ 332,630
October 2023 SPA [Member] | First Tranche [Member] | Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Proceeds from convertible debt	2,000,000.0
October 2023 SPA [Member] | Second Tranche [Member] | Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Proceeds from convertible debt	$ 1,500,000
Voting Agreements [Member]
Short-Term Debt [Line Items]
Number of shares as per voting agreements	4,025,000
Percentage of common stock outstanding	20.00%